OTHER NONCURRENT ASSETS - Components of other noncurrent assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER NONCURRENT ASSETS
Other investments	$ 3,025	$ 3,000
Right-of-use asset	3,702	1,810	$ 2,289
Long-term deposits	99	69
Total other noncurrent assets	$ 6,826	$ 4,879	$ 2,289